Insurance Contracts - Summary of Foreign exchange risk exposure (Detail) - Insurance contracts issued [member] - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Foreign currency liability	₩ 23,706,824	₩ 20,356,903
Foreign Exchange Risk [Member]
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Foreign currency liability	₩ 707,517	₩ 649,301